Ordinary shares, preference shares and other equity - Called up share capital, allotted and fully paid and other equity instruments (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 56,317	£ 53,710
Ending balance, equity		58,953	56,317
Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
AT1 securities issuance			0
AT1 securities redemption		0
Preference share capital
Reconciliation of equity instruments [Roll Forward]
AT1 securities issuance			0
AT1 securities redemption		0
Total share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		2,348	2,348
AT1 securities issuance		0
Ending balance, equity		2,348	2,348
Total share capital | Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		2,342	2,342
AT1 securities issuance		0
Ending balance, equity		2,342	2,342
Total share capital | Preference share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		6	6
AT1 securities issuance		0
Ending balance, equity		6	6
Other equity instruments
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity	[1]	9,693	8,621
AT1 securities issuance		3,134	1,072
AT1 securities redemption		(2,136)
Ending balance, equity	[1]	10,691	9,693
Called up share capital and share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity	[1]	2,348	2,348
AT1 securities issuance			0
AT1 securities redemption		0
Ending balance, equity	[1]	£ 2,348	£ 2,348

[1]	For further details refer to Note 27.